Expense Example - FidelityMid-CapStockFund-AMCIZPRO - FidelityMid-CapStockFund-AMCIZPRO - Fidelity Mid-Cap Stock Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Mid-Cap Stock Fund - Class C
Expense Example:
1 year	$ 286
3 years	576
5 years	990
10 years	1,951
Fidelity Advisor Mid-Cap Stock Fund - Class Z
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Mid-Cap Stock Fund - Class A
Expense Example:
1 year	679
3 years	899
5 years	1,136
10 years	1,816
Fidelity Advisor Mid-Cap Stock Fund - Class M
Expense Example:
1 year	481
3 years	757
5 years	1,053
10 years	1,895
Fidelity Advisor Mid-Cap Stock Fund - Class I
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	$ 1,025